EDGAR LOMAX VALUE FUND



Dear Fellow Shareholder:

         We are pleased to provide you our first comprehensive report on the performance of the Edgar Lomax Value Fund. From its inception on December 12, 1997 through April 30, 1998, the Fund has returned 11.50%. At the same time, the Fund's assets have grown to over $2.8 million.

         While our performance has run behind the S&P 500 index, it does not bother us to do so on a short-term basis. Investing, by its very nature, is a longer-term process and we fully intend to keep our eye on the ball. That is, we plan to steadfastly execute our "Large-Cap Value" investment strategy. Specifically, our "bottom-up" stock-selection process finds great opportunity among S&P 500 companies that, by and large, are cast aside as slow- or no-growth situations. However, the companies we select generally have conservative management teams, solid financial positions and attractive relative valuations. Further, because of the general investment community's lack of excitement for them, even average earnings growth can lead to significant price appreciation.

         In order to achieve superior long-term performance at the lowest possible risk, we work very hard to understand and act on fundamental facts and relationships. Using the price-to-earnings ratio ("P/E"), for example, investors have historically paid about $14-15 for each dollar of an average company's earnings per share during the preceding twelve months. While investor euphoria has pushed the S&P 500's current P/E to around 28 to 1, the Fund's P/E is a much safer 18 to 1. We simply will not chase any "hot" stocks in order to keep up with the S&P 500 over the short-term. Rather, we will continue using longtime, tested indicators (of value) which work very well over more lengthy periods.

         As you probably are aware, investing has been both fun and profitable over the past several years. At times, the gains may even have seemed effortless. I encourage you to remain disciplined, though, as the coming years will likely require a great deal more patience. The portfolio we have structured for the Fund is rooted in this philosophy. Finally, we promise to give you our best efforts and have, in fact, invested right along with you.

Cordially,



Randall R. Eley

                             EDGAR LOMAX VALUE FUND

INVESTMENT PORTFOLIO at April 30, 1998 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 97.79%                                                            Market Value
-------------------------------------------------------------------------------------------------------------------
                     Automobile: 4.4%
       1,825         General Motors Corp.....................................................         $    122,959
                                                                                                      ------------

                     Banks: 7.5%
       1,225         First Chicago NBD Corp..................................................              113,772
         750         J.P. Morgan & Co., Inc..................................................               98,437
                                                                                                      ------------
                                                                                                           212,209
                                                                                                      ------------
                     Chemical: 9.1%
       1,225         Dow Chemical Co.........................................................              118,442
       2,825         Union Carbide Corp......................................................              137,013
                                                                                                      ------------
                                                                                                           255,455
                                                                                                      ------------
                     Communications Equipment: 0.8%
         450         Harris Corp.............................................................               21,769
                                                                                                      ------------

                     Electrical Companies: 8.5%
       2,375         American Electric Power.................................................              113,406
       4,725         Southern Co.............................................................              125,213
                                                                                                      ------------
                                                                                                           238,619
                                                                                                      ------------
                     Electrical Equipment: 3.6%
         875         Honeywell Inc...........................................................               81,484
         350         Rockwell Int'l Corp.....................................................               19,578
                                                                                                      ------------
                                                                                                           101,062
                                                                                                      ------------
                     Electronics: 6.9%
       1,170         Raytheon Co., Class A...................................................               64,569
       1,300         Raytheon Co., Class B...................................................               73,694
         875         Texas Instruments, Inc..................................................               56,055
                                                                                                      ------------
                                                                                                           194,318
                                                                                                      ------------
                     Engineering and Construction: 2.8%
       1,650         Fluor Corp..............................................................               77,963
                                                                                                      ------------

                     Insurance: 4.9%
         675         CIGNA Corp..............................................................              139,683
                                                                                                      ------------

See accompanying Notes to Financial Statements.
2

                             EDGAR LOMAX VALUE FUND

-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------
                     Manufacturing: 4.5%
       1,350         Minnesota Mining & Mfg..................................................         $    127,406
                                                                                                      ------------

                     Oil: 16.0%
       2,700         Amoco Corp..............................................................              119,475
       1,450         Atlantic Richfield Co...................................................              113,100
       1,100         Chevron Corp............................................................               90,956
       1,750         Exxon Corp..............................................................              127,641
                                                                                                      ------------
                                                                                                           451,172
                                                                                                      ------------
                     Paper and Forest Products: 5.2%
       2,800         International Paper Co..................................................              146,125
                                                                                                      ------------

                     Photography/Imaging: 5.0%
       1,975         Eastman Kodak Co........................................................              142,570
                                                                                                      ------------

                     Railroads: 4.7%
       4,000         Norfolk Southern Corp...................................................              133,750
                                                                                                      ------------

                     Restaurants: 1.9%
         875         McDonalds Corp..........................................................               54,141
                                                                                                      ------------

                     Retail: 5.7%
       4,750         Limited, Inc............................................................              159,422
                                                                                                      ------------

                     Telecommunications: 2.7%
       1,250         AT&T Corp...............................................................               75,078
                                                                                                      ------------

                     Tobacco Products: 3.6%
       2,750         Philip Morris Co., Inc..................................................              102,609
                                                                                                      ------------

                     Total common stocks (cost $2,490,485)...................................            2,756,310
                                                                                                      ------------

See accompanying Notes to Financial Statements.

                             EDGAR LOMAX VALUE FUND

-------------------------------------------------------------------------------------------------------------------
Principal Amount     REPURCHASE AGREEMENT: 2.2%                                                       Market Value
-------------------------------------------------------------------------------------------------------------------
     $62,019         Star Treasury Fund, 4.84%...............................................         $     62,019
                                                                                                      ------------

                     Total Investments in Securities (cost $2,552,504+): 99.9%...............            2,818,329
                     Other Assets less Liabilities: 0.01%....................................                  386
                                                                                                      ------------
                     Total Net Assets: 100.00% ..............................................         $  2,818,715
                                                                                                      ============

+At April 30, 1998, the cost of securities for Federal tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................         $    291,785
                     Gross unrealized depreciation...........................................              (25,960)
                                                                                                      ------------
                           Net unrealized appreciation.......................................         $    265,825
                                                                                                      ============

See accompanying Notes to Financial Statements.
4

                             EDGAR LOMAX VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES - April 30, 1998 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investment in securities, at value (cost of $2,552,504)................................         $  2,818,329
      Receivables:
            Due from Advisor.................................................................                6,583
            Subscriptions receivable.........................................................                3,450
            Dividends and interest receivable................................................                3,051
      Prepaid expenses.......................................................................                3,605
                                                                                                      ------------
                  Total assets...............................................................            2,835,018
                                                                                                      ------------

LIABILITIES:
      Accrued expenses.......................................................................               16,303
                                                                                                      ------------
                  Total liabilities..........................................................               16,303
                                                                                                      ------------

NET ASSETS ..................................................................................         $  2,818,715
                                                                                                      ============

Net asset value, offering and redemption price per share ($2,818,715/253,048 shares outstanding; unlimited number
      of shares (par value $.01) authorized).................................................               $11.14
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital........................................................................            2,536,035
      Accumulated net investment income......................................................                5,488
      Accumulated net realized gain on investments...........................................               11,367
      Net unrealized appreciation on investments.............................................              265,825
                                                                                                      ------------
            Net assets.......................................................................         $  2,818,715
                                                                                                      ============

See accompanying Notes to Financial Statements.

                             EDGAR LOMAX VALUE FUND

STATEMENT OF OPERATIONS - For the Six Months Ended April 30, 1998 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Dividends........................................................................         $     21,747
            Interest.........................................................................                2,254
                                                                                                      ------------
                  Total income...............................................................               24,001
                                                                                                      ------------

      Expenses:
            Advisory fees ...................................................................                9,445
            Administration fee...............................................................               11,260
            Custodian and accounting fees....................................................                8,135
            Transfer agent fees..............................................................                4,880
            Professional fees................................................................                5,631
            Insurance expense................................................................                  961
            Fidelity Bond expense............................................................                   17
            Trustees' fees...................................................................                2,191
            Registration fees................................................................                  665
            Other............................................................................                1,502
            Reports to shareholders..........................................................                2,628
                                                                                                      ------------
                  Total expenses.............................................................               47,315
                  Less, expenses reimbursed..................................................              (30,677)
                                                                                                      ------------
                  Net expenses...............................................................               16,638
                                                                                                      ------------
                        Net investment income ...............................................                7,363
                                                                                                      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized gain from security transactions...........................................               11,367
      Net change in unrealized appreciation on investments...................................              265,825
                                                                                                      ------------
            Net realized and unrealized gain on investments..................................              277,192
                                                                                                      ------------
                  Net increase in Net Assets Resulting from Operations  .....................         $    284,555
                                                                                                      ============

See accompanying Notes to Financial Statements.
6

                             EDGAR LOMAX VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

---------------------------------------------------------------------------------------------------------------------
                                                                                                    December 12, 1997*
                                                                                                         through
                                                                                                     April 30, 1998
---------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM
OPERATIONS
Net investment income......................................................                           $      7,363
Net realized gain from security transactions...............................                                 11,367
Net change in unrealized appreciation on investments.......................                                265,825
                                                                                                      ------------
      Net increase in net assets resulting from operations ................                                284,555
                                                                                                      ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income......................................................                                 (1,875)
                                                                                                      ------------
Net realized gain from security transactions...............................                                      0
                                                                                                      ------------
      Total dividends and distributions to shareholders....................                                 (1,875)
                                                                                                      ------------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)                             2,536,035
                                                                                                      ------------
      Total increase in net assets ........................................                              2,818,715

NET ASSETS
Beginning of period........................................................                                     --
                                                                                                      ------------
End of period..............................................................                           $  2,818,715
                                                                                                      ============

(a) A summary of capital shares transactions is as follows:

                                                                                            December 12, 1997*
                                                                                                  through
                                                                                              April 30, 1998
                                                                                        --------------------------
                                                                                         Shares           Value
      Shares sold................................................................        267,667       2,696,780
      Shares issued on reinvestments of distributions............................            185           1,875
      Shares redeemed............................................................        (14,804)       (162,620)
      Net increase...............................................................        253,048      $2,536,035

*Commencement of operations.

See accompanying Notes to Financial Statements.

                             EDGAR LOMAX VALUE FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

-------------------------------------------------------------------------------------------------------------------
                                                                                                 December 12, 1997*
                                                                                                       through
                                                                                                   April 30, 1998
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period...............................................                 $ 10.00
                                                                                                      -------

Income from investment operations:
      Net investment (loss) income...................................................                    0.03
      Net realized and unrealized gain on investments................................                    1.12
                                                                                                      -------
Total from investment operations.....................................................                    1.15
                                                                                                      -------

Less distributions:
      From net investment income.....................................................                   (0.01)
      From net realized gain.........................................................                    0.00
                                                                                                      -------
Total distributions..................................................................                   (0.01)
                                                                                                      -------

Net asset value, end of period.......................................................                 $ 11.14
                                                                                                      =======

Total return.........................................................................                   11.50%++

Ratios/supplemental data:
Net assets, end of period (millions).................................................                  $ 2.8

Ratio of expenses to average net assets:
      Before expense reimbursement...................................................                    4.86%+
      After expense reimburesement...................................................                    1.72%+
Ratio of net investment loss to average net assets:
      Before expense reimbursement...................................................                   (2.40)%+
      After expense reimbursement....................................................                    0.76%+
Portfolio turnover rate..............................................................                   36.32%
Average commission rate paid per share++..............................................                $ .0600

*Commencement of operations.

+Annualized.

++Not annualized.

See accompanying Notes to Financial Statements.
8

                             EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

      The Edgar Lomax Value Fund (the "Fund") is a series of shares of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on December 12, 1997. The investment objective of the Fund is to seek growth of capital, with a secondary objective of providing income. The Fund seeks to achieve its objective by investing primarily in equity securities that it believes are undervalued, reasonably priced and have prospects for continued consistent growth.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

      B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost basis.

      D. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the period ended April 30, 1998, The Edgar Lomax Company (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.75% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if

                             EDGAR LOMAX VALUE FUND

--------------------------------------------------------------------------------
so requested by the Advisor, in the first, second or third fiscal year next succeeding the fiscal year of the reduction or absorption if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. At this time, the Advisor intends to continue to reduce fees payable to it by the Fund or to pay Fund operating expenses such that the Total Fund Operating Expense Ratio will not rise above 1.75% of average net assets annually. With respect to the reimbursement of a particular fee reduction or expense payment, a reimbursement to the Advisor is permitted only within the three year period following the year in which the Advisor reduced the subject fee or paid the subject expense. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may be paid prior to the Fund's payment of current expenses if so requested by the Advisor even if that practice may require the Advisor to waive, reduce or absorb current Fund expenses. For the period ended April 30, 1998, the Advisor reduced its fees and absorbed Fund expenses in the amount of $30,677; no amounts were reimbursed.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the annual rate of 0.20% of average daily net assets, subject to a minimum fee of $30,000 annually.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITES

      For the period ended April 30, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $5,344,792 and $751,419, respectively.
10

                                     Advisor
                             The Edgar Lomax Company
                         6564 Loisdale Court, Suite 310
                              Springfield, VA 22150
                            www.edgarlomax.cihost.com

                                   Distributor
                          First Fund Distributors, Inc.
                        4455 E. Camelback Road, Ste. 261E
                                Phoenix, AZ 85018

                                    Custodian
                                 Star Bank, N.A.
                           425 Walnut Street, M/L 6118
                              Cincinnati, OH 45202

                                 Transfer Agent
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                            Hauppauge, NY 11788-0132
                                 (888) 263-6438

                                    Auditors
                             McGladrey & Pullen LLP
                           555 Fifth Avenue, 8th Floor
                             New York, NY 10017-2416

                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

                                     [LOGO]

                             Edgar Lomax Value Fund




                               Semi-Annual Report

                              dated April 30, 1998